Document and Entity Information	Nov. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2021
Entity Registrant Name	ARTESIAN RESOURCES CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	000-18516
Entity Tax Identification Number	51-0002090
Entity Address, Address Line One	664 Churchmans Road
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19702
City Area Code	302
Local Phone Number	453-6900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000863110
Title of 12(b) Security	Common Stock
Trading Symbol	ARTNA
Security Exchange Name	NASDAQ